Net borrowings (Tables)	6 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of net borrowings

	31 December 2024	30 June 2024	31 December 2023
	$ million	$ million	$ million
Borrowings due within one year and bank overdrafts	(2,496)	(2,885)	(2,004)
Borrowings due after one year	(19,224)	(18,616)	(19,476)
Fair value of foreign currency forwards and swaps	309	334	406
Fair value of interest rate hedging instruments	(298)	(376)	(366)
Lease liabilities	(623)	(604)	(572)
	(22,332)	(22,147)	(22,012)
Cash and cash equivalents	1,656	1,130	1,529
	(20,676)	(21,017)	(20,483)